PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	As of December 31,
	2020	2021
Prepaid service fees	2,196	1,781
Prepaid rental expenses (1)	637	935
Staff advances	528	662
Prepayment for inventories and others	368	283
Government subsidy receivables	2,856	3,192
Receivables from the disposal of subsidiaries and investment (2)	2,589	2,636
Receivables from third party payment platform	306	331
Others	2,325	2,411
	11,805	12,231
Less: allowance for doubtful accounts	(2,878)	(2,887)
	8,927	9,344

(1)	The Group adopted Topic 842 on January 1, 2019 using the modified retrospective transition approach allowed under ASU 2018-11 as described in Note 2. The balance as of December 31, 2020 and 2021 represented prepaid rental expenses for short-term leases which the Group elected not to record on balance sheets under Topic 842. The prepaid rental expenses for operating lease expenses over one year as of December 31, 2020 and 2021 were included in the Group’s operating lease right-of-use assets on its consolidated balance sheet.
(2)	The balance as of December 31, 2020 and 2021 included $1,909 receivable from the principal shareholder of the Company’s investee, Beijing Da Ai Pre-school Management Education Technology Co., Ltd. 100% valuation allowance for doubtful accounts was recorded for the total balance of the receivable as of December 31, 2020 and 2021, respectively (see Note 12).